INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization charge	$ 3,486	$ 967	$ 3,488	$ 967
Cash paid for the acquisition of intangible assets and capitalized software developments			2,516	$ 1,741
Intangible assets	10,001		10,001
Domain Names and Related Websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets with indefinite useful life	62,295		62,295
Mobile Apps
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	378		378
CUSTOMER CONTRACTS
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	5,742		5,742
CONTENT ASSETS
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	1,655		1,655
OTHER INTANGIBLES
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 2,225		$ 2,225